Nature of cost and expense (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of operational cost and expenses

Costs and expenses by nature	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Direct cost	1,232,870,856	1,090,286,882	1,188,930,623
Personnel expense (1)	422,094,320	345,543,898	348,721,273
Transportation and distribution	377,004,558	332,820,614	379,499,418
Advertising and promotion	152,571,607	139,205,727	141,408,476
Depreciation and amortization	153,234,224	126,119,198	126,497,493
Materials and maintenance	95,149,680	75,253,468	75,247,644
Energy	43,893,542	36,071,907	56,131,568
Leases (2)	26,686,406	23,725,453	23,280,218
Others expenses (3)	178,570,881	147,665,534	145,571,745
Total	2,682,076,074	2,316,692,681	2,485,288,458
(1)	See Note 26 - Employee benefits.
(2)	Consists mainly of leases of real estate, machinery and equipment, which correspond to leases with remaining terms less than 12 months and/or with a value lower than USD 5,000.
(3)	This mainly includes technical advisory services, auditing services, legal and representation expenses, among others.